Share-Based Compensation Expense and Related Tax Benefit (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 9,315		$ 5,318		$ 4,471
Tax benefit	(2,113)	[1]	(1,360)	[1]	(1,050)	[1]
Total	7,202		3,958		3,421
Contract drilling costs
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	2,087
General and administrative Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 7,228		$ 5,318		$ 4,471

[1]	The effects of tax benefits from share-based compensation expense are included within income tax expense in our consolidated statements of operations.